Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Prepaid expenses	$ 43	$ 89
Deferred charges	38	24
Accrued revenue	43	15
Unrealized gains on derivative contracts	9	7
Reimbursable amounts due from customers	59	49
Favorable contracts	0	2
Deferred mobilization cost	57	51
Other current assets	114	72
Total other current assets	$ 363	$ 309